November 3, 2003


Securities and Exchange Commission
450 Fifth St. N.W.
ATTN:  Mark Cowan, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:      AXP Variable Portfolio - Investment Series, Inc.
                  AXP Variable Portfolio - Blue Chip Advantage Fund AXP Variable Portfolio - Capital Resource Fund AXP Variable Portfolio - Emerging Markets Fund AXP Variable Portfolio - Equity Select Fund
                  AXP Variable Portfolio - Growth Fund
                  AXP Variable Portfolio - International Fund
                  AXP Variable Portfolio - Large Cap Value Fund
                  AXP Variable Portfolio - New Dimensions Fund(R) AXP Variable Portfolio - S&P 500 Index Fund
                  AXP Variable Portfolio - Small Cap Advantage Fund AXP Variable Portfolio - Stock Fund
                  AXP Variable Portfolio - Strategy Aggressive Fund Post-Effective Amendment No. 50
         File No. 2-73115/811-3218

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on October 28, 2003.

If you have any questions or concerns regarding this filing, please contact Boba Selimovic at 612-671-7449 or me at 612-671-3678.


Sincerely,




/s/ Mary Ellyn Minenko
-----------------------
    Mary Ellyn Minenko
    Counsel
    American Express Financial Corporation